Victory Pioneer Mid Cap Value VCT Portfolio Expense Example - Victory Pioneer Mid Cap Value VCT Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	962
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	$ 1,256